Accounts payable - Schedule of Accounts Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Suppliers	$ 735,729	$ 274,552	$ 730,361	$ 784,533
Advance payments from clients	142,044		139,576	108,853
Interest payable	98,882		84,224	87,168
Direct employee benefits	62,494		48,239	46,674
Others suppliers	112,635		141,380	26,864
Others	11,989		10,932	11,977
Total	$ 1,163,773		$ 1,154,712	$ 1,066,069